CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Earnings before income taxes	$ 384.5	$ 490.1
Adjustments to reconcile profit (loss) [abstract]
Depletion, depreciation and amortization	447.9	395.0
Share-based payments	3.2	31.5
Other (income) costs, net	(4.9)	18.7
Finance costs (Note 12)	134.4	77.0
Mark-to-market on financial instruments	0.3	(6.9)
Share of (earnings) loss of associates (Note 24)	(0.9)	1.0
Reversal of impairment of mining properties, net (Note 13)	0.0	(191.0)
Amortization of deferred revenue (Note 27)	(18.0)	(16.1)
Adjustments for gain on discontinuation of the equity method	(10.2)	(21.3)
Other non-cash expenses, net (Note 16)	20.7	28.7
Environmental rehabilitation obligations paid (Note 29)	(16.2)	(3.2)
Other cash payments	(5.2)	(15.5)
Cash flows From (Used In) Operations Before Income Taxes Paid And Changes In Working Capital	935.6	788.0
Income taxes paid	(151.0)	(99.3)
Cash flows from operating activities before net change in working capital	784.6	688.7
Net change in working capital (Note 16)	(42.3)	(70.9)
Cash flows from operating activities	742.3	617.8
Investing activities
Acquisition of property, plant and equipment	(384.6)	(273.7)
Cash acquired in Agua Rica Alumbrera integration transaction	0.0	222.5
Net cash acquired in Monarch acquisition	(44.8)	0.0
Net proceeds on disposal of investments and other assets	61.5	137.2
Net cash used on acquisition of investments and other assets	(25.0)	0.0
Cash used in other investing activities	(6.8)	(34.6)
Cash flows (used in) from investing activities	(399.7)	51.4
Cash flows from (used in) financing activities [abstract]
Dividends paid	(104.1)	(53.0)
Payments to acquire or redeem entity's shares	28.3	0.0
Interest paid	(47.2)	(54.9)
Early note redemption premium (Note 12)	(53.3)	0.0
Repayment of senior notes and credit facility (Note 28)	(719.0)	(256.2)
Net proceeds from senior notes and credit facility (Note 28)	495.2	200.0
Payment of lease liabilities	(19.2)	(17.1)
Proceeds from issuance of flow-through shares	0.0	7.4
Cash contributions from non-controlling interests in MARA	18.6	3.4
Cash used in other financing activities	(10.2)	(5.5)
Cash flows used in financing activities	(467.5)	(175.9)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(1.3)	(0.9)
(Decrease) Increase in cash and cash equivalents	(126.2)	492.4
Cash and cash equivalents, beginning of period	651.2	158.8
Cash and cash equivalents at end of period	$ 525.0	$ 651.2